Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
ActivePassive Core Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Core Bond ETF
Class Name	ActivePassive Core Bond ETF
Trading Symbol	APCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	http://www.activepassive.com/apcb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Core Bond ETF	$18	0.35%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 924,464,791
Holdings Count | $ / shares	1,794
Advisory Fees Paid, Amount	$ 1,556,323
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$924,464,791
Number of Holdings	1,794
Net Advisory Fee	$1,556,323
Portfolio Turnover	23%
Effective Duration	5.54 years
Weighted Average Maturity	7.80 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Note/Bond	30.0%
iShares MBS ETF	13.7%
Vanguard Total International Bond ETF	9.7%
Federal National Mortgage Association	4.5%
Federal Home Loan Mortgage Corp.	3.1%
iShares Core U.S. Aggregate Bond ETF	2.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.4%
First American Government Obligations Fund	1.2%
Federal Farm Credit Banks Funding Corp	0.6%
Goldman Sachs Group, Inc.	0.6%

Top Sectors	(%)
Government	33.2%
Mortgage Securities	11.2%
Financials **	7.9%
Asset Backed Securities	3.4%
Utilities **	2.4%
Energy **	2.0%
Information Technology **	1.9%
Health Care **	1.9%
Industrials **	1.9%
Cash & Other	34.2%

Credit Breakdown	(%) *
AAA	4.5%
AA	57.5%
A	9.7%
BBB	15.3%
BB	1.6%
B	0.7%
NR	10.7%
[2],[3]
Updated Prospectus Web Address	http://www.activepassive.com/apcb
ActivePassive Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Intermediate Municipal Bond ETF
Class Name	ActivePassive Intermediate Municipal Bond ETF
Trading Symbol	APMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apmu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Intermediate Municipal Bond ETF	$18	0.35%
[4]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 222,686,422
Holdings Count | $ / shares	1,269
Advisory Fees Paid, Amount	$ 350,281
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$222,686,422
Number of Holdings	1,269
Net Advisory Fee	$350,281
Portfolio Turnover	7%
Effective Duration	3.84 years
Weighted Average Maturity	5.50 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
iShares National Muni Bond ETF	4.1%
Mount Vernon Liquid Assets Portfolio, LLC	3.9%
New Jersey Transportation Trust Fund Authority	3.1%
State of Illinois	3.0%
Commonwealth of Pennsylvania	2.1%
State of California	1.8%
New York State Dormitory Authority	1.6%
District of Columbia	1.6%
California Community Choice Financing Authority	1.6%
Pennsylvania Turnpike Commission	1.5%

Top Sectors	(%)
US Municipal	94.4%
Cash & Other	5.6%

Credit Breakdown	(%) *
AAA	16.3%
AA	40.8%
A	23.3%
BBB	3.2%
BB	0.3%
NR	16.1%
[5]
Updated Prospectus Web Address	https://www.activepassive.com/apmu
ActivePassive International Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive International Equity ETF
Class Name	ActivePassive International Equity ETF
Trading Symbol	APIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apie
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive International Equity ETF	$24	0.45%
[6]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,029,790,063
Holdings Count | $ / shares	535
Advisory Fees Paid, Amount	$ 2,132,591
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,029,790,063
Number of Holdings	535
Net Advisory Fee	$2,132,591
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	28.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.5%
Roche Holding AG	1.4%
SAP SE	1.1%
Toyota Motor Corp.	0.9%
Novartis AG	0.9%

Top Sectors *	(%)
Financials	19.6%
Information Technology	18.9%
Industrials	14.6%
Consumer Discretionary	11.5%
Health Care	9.7%
Consumer Staples	6.5%
Communication Services	6.5%
Materials	5.6%
Energy	2.9%
Cash & Other	4.2%
[7]
Updated Prospectus Web Address	https://www.activepassive.com/apie
ActivePassive U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive U.S. Equity ETF
Class Name	ActivePassive U.S. Equity ETF
Trading Symbol	APUE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apue
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive U.S. Equity ETF	$15	0.30%
[8]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,251,070,439
Holdings Count | $ / shares	402
Advisory Fees Paid, Amount	$ 3,204,005
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,251,070,439
Number of Holdings	402
Net Advisory Fee	$3,204,005
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	6.2%
Apple, Inc.	5.9%
Alphabet, Inc.	5.3%
Dimensional US Small Cap ETF	4.7%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.3%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.4%

Top Sectors *	(%)
Information Technology	30.9%
Financials	11.6%
Industrials	9.9%
Communication Services	9.7%
Health Care	9.6%
Consumer Discretionary	9.5%
Consumer Staples	4.9%
Energy	2.6%
Materials	2.1%
Cash & Other	9.2%
[9]
Updated Prospectus Web Address	https://www.activepassive.com/apue

[1]
*	Annualized

[2]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[3]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[6]
*	Annualized

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Annualized

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.